Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) item	Mar. 31, 2017 EUR (€) item	Mar. 31, 2016 EUR (€) item
Staff numbers and costs
Flight and cabin crew | item	12,334	11,150	9,777
Sales, operations, management and administration | item	1,469	1,288	1,149
Total number of staff | item	13,803	12,438	10,926
Number of aviation professionals | item	14,583	13,026	11,458
Payroll costs
Staff and related costs	€ 701.5	€ 599.5	€ 551.9
Social welfare costs	24.8	23.0	23.1
Other pension costs	5.8	4.8	4.5
Share based payments	6.4	5.7	5.9
Total payroll costs	738.5	633.0	585.4
Costs associated with the defined-contribution benefit plans and other pension arrangements	5.8	4.8	4.2
Costs associated with the defined benefit plans	€ 0.0	€ 0.0	€ 0.3